TRADE AND AMOUNTS RECEIVABLE (Details Narrative) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
TRADE AND AMOUNTS RECEIVABLE (Details)
Additional Expected Credit Losses	$ 0.3